SIGNIFICANT ACCOUNTING POLICIES - Provision for COVID-19 (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
Panama
SIGNIFICANT ACCOUNTING POLICIES
General provision adjustment (overlay)	$ 354,620
Colombia
SIGNIFICANT ACCOUNTING POLICIES
General provision adjustment (overlay)	$ 372,596